Organization - Public Offerings (Details) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2016	Feb. 28, 2015	Jan. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 03, 2016
Common stock and convertible preferred stock
Proceeds from public offerings, net of issuance costs						$ 3,187,000	$ 32,801,000	$ 36,583,000	$ 58,746,000
Maximum value of common stock offering under a shelf registration										$ 150,000,000
Conversion of Convertible Preferred Stock into Common Stock upon IPO | Convertible preferred stock outstanding
Common stock and convertible preferred stock
Amount reclassified from outside of stockholders' equity			$ 137,626,000
Common Stock | Conversion of Convertible Preferred Stock into Common Stock upon IPO
Common stock and convertible preferred stock
Number of shares issued for convertible preferred stock		174,028	174,028
Additional Paid-in Capital | Conversion of Convertible Preferred Stock into Common Stock upon IPO
Common stock and convertible preferred stock
Amount reclassified to additional paid-in-capital			$ 137,626,000
Initial Public offering | Common Stock
Common stock and convertible preferred stock
Issuance of stock, net (in shares)			125,000						125,000
Public offering price (in dollars per share)			$ 520.00
Net proceeds from initial public offering			$ 56,897,000
Underwriting discounts and commissions			4,550,000
Other offering expenses			$ 3,553,000
Sales Agreement with Cowen
Common stock and convertible preferred stock
Proceeds from public offerings, net of issuance costs				$ 3,187,000	$ 1,252,000	3,187,000	1,252,000	5,171,000
Underwriting discounts and commissions				$ 101,000	$ 42,000	$ 101,000	$ 42,000	$ 160,000
Maximum value of common stock offering under a shelf registration										$ 50,000,000
Sales Agreement with Cowen | Common Stock
Common stock and convertible preferred stock
Issuance of stock, net (in shares)				189,684	0	189,684	3,129	27,374
Public offering price (in dollars per share)				$ 17.68	$ 448.37	$ 17.68	$ 448.37	$ 194.74
Follow-On Public Offering | Common Stock
Common stock and convertible preferred stock
Issuance of stock, net (in shares)	246,445
Public offering price (in dollars per share)	$ 140.00
Proceeds from public offerings, net of issuance costs	$ 31,549,000
Underwriting discounts and commissions	2,415,000
Other offering expenses	$ 538,000
Underwriters' Option | Common Stock
Common stock and convertible preferred stock
Issuance of stock, net (in shares)	32,145